Reverse Merger (Tables)	12 Months Ended
Dec. 31, 2025
Reverse Merger [Abstract]
Schedule of Number of Shares of Common Stock Issued and Outstanding

The number of shares of common stock issued and outstanding immediately following the consummation of the Merger and Offering was as follows:

Shares
Common stock – Deep Isolation, converted to Deep Isolation Nuclear stock	44,247,429
Common stock – Issued in Offering	11,012,387
Common stock – Aspen, outstanding prior to Merger	2,166,667
Common stock – Advisor Shares	83,333
Total shares outstanding immediately after the Merger and Offering	57,509,816